Income tax expense - Current tax and Deferred tax (Details) - GBP (£) £ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2020	Jun. 30, 2019
Current tax:
Total current tax expense	£ (6,310)	£ (2,245)	£ (7,360)	£ (3,006)
Deferred tax:
Origination and reversal of temporary differences	(6,432)	(8,633)	(6,783)	(9,974)
Re-measurement of US deferred tax asset	(3,996)		(3,996)
Total deferred tax expense	(10,428)	(8,633)	(10,779)	(9,974)		£ (8,112)
Total tax expense
Total income tax expense	(16,738)	(10,878)	(18,139)	(12,980)
Corporate tax rate						28.20%
Forecast
Total tax expense
Corporate tax rate					32.58%
UK and US
Current tax:
Current tax on profit for the period	(6,073)	(1,953)	(6,673)	(2,603)
Adjustment in respect of previous years	(32)		(32)
Other than UK and US
Current tax:
Current tax on profit for the period	£ (205)	£ (292)	£ (655)	£ (403)